Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortized cost of securities available-for-sale	$ 1,222,143	$ 1,099,658
Fair value of securities held-to-maturity	$ 187,402	$ 410,705
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	0	0
Preferred stock per share liquidation preference	$ 0	$ 0
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	20,000,000	20,000,000
Common stock stock, shares issued	16,150,941	16,150,987
Treasury stock, shares	738,989	738,989